HSBC Global Asset Management (USA) Inc.

January 19, 2010,

supplemented as of

March 31, 2010

HSBC World Selection Funds

Prospectus

Class A

Class B

Class C

Aggressive Strategy Fund

HAAGX

HBAGX

HCAGX

formerly,

HSBC Investor Aggressive Growth Strategy Fund

Balanced Strategy Fund

HAGRX

HSBGX

HCGRX

formerly,

HSBC Investor Growth Strategy Fund

Moderate Strategy Fund

HSAMX

HSBMX

HSCMX

formerly,

HSBC Investor Moderate Growth Strategy Fund

Conservative Strategy Fund

HACGX

HBCGX

HCCGX

formerly,

HSBC Investor Conservative Growth Strategy Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC World Selection Funds	Table of Contents

Summary Section

This section summarizes each Fund’s investment objectives, strategies, fees, risks, past performance, portfolio turnover and portfolio managers and provides other information about your account.	3	Aggressive Strategy Fund
	11	Balanced Strategy Fund
	19	Moderate Strategy Fund
	27	Conservative Strategy Fund

Additional Information About the World Selection Funds’ Investment Strategies and Risks

This section provides additional details about the Funds’ investment strategies and risks.	35	More About Risks and Investment Strategies
	37	Principal Investment Risks
	40	Additional Risks
	41	More Information About Indices
	42	Who May Want to Invest
	42	More Information About Fund Investments
	43	Portfolio Holdings
	43	The Two-Tier Fund Structure

Fund Management

Review this section for details on the people and organizations who provide services to the Funds.	44	The Investment Adviser
	45	Portfolio Managers
	45	The Distributor, Administrator and Sub-Administrator

Shareholder Information

Review this section for details on how shares are valued, and how to purchase, sell and exchange shares.	46	Pricing of Fund Shares
	47	Purchasing and Adding to Your Shares
	51	Selling Your Shares
	54	Distribution Arrangements/Sales Charges
	58	Distribution and Shareholder Servicing Arrangements—Revenue Sharing
This section also describes related charges, and payments of dividends and distributions.	59	Exchanging Your Shares
	60	Dividends, Distributions and Taxes

Financial Highlights

Review this section for details on selected financial statements of the Funds.	63	Aggressive Strategy Fund
	64	Balanced Strategy Fund
	65	Moderate Strategy Fund
	66	Conservative Strategy Fund

Aggressive Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Aggressive Strategy Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 55 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 58.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee	0.05%	0.05%	0.05%

Distribution (12b-1) fee	0.00%	0.75%	0.75%

Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%
Other operating expenses	1.06%	1.06%	1.06%
Total other expenses	1.31%	1.31%	1.31%

Acquired fund fees and expenses(1)	0.80%	0.80%	0.80%

Total Annual Fund Operating Expenses	2.16%	2.91%	2.91%

Fee waiver and/or expense reimbursement(2)	0.26%	0.26%	0.26%

Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	1.90%	2.65%	2.65%

(1)	Based on estimated amounts for the current fiscal year.

(2)

HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement (“Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in the HSBC Investor Prime Money Market Fund and unaffiliated investment companies) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Aggressive Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$1,119	$1,579	$2,849

Class B Shares	$668	$1,026	$1,510	$2,875

Class C Shares	$368	$876	$1,510	$3,215

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$1,119	$1,579	$2,849

Class B Shares	$268	$876	$1,510	$2,875

Class C Shares	$268	$876	$1,510	$3,215

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53.42% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in Underlying Funds. The Underlying Funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange-traded funds (“ETFs”). The Fund may also purchase or hold exchange-traded notes (“ETNs”).

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes and their performance in various market conditions. The Adviser anticipates maintaining each element of the Fund’s target allocation within a target investment range, and has determined a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund’s actual allocation will typically vary (within the prescribed Investment Range) from the neutral target allocation.

At the end of each fiscal quarter, it is anticipated that the Fund will rebalance to its target asset allocation if its actual asset allocation varies by at least 5% from its target levels.

The Fund is viewed as having the greatest potential for long-term investment returns, as well as the most investment risk, of the World Selection Funds.

Aggressive Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund’s Assets)

Underlying Equity Funds U.S. Large Cap Growth U.S. Large Cap Value U.S. Small Cap International Equity Global Emerging Markets Equity	50-100%	80%

Underlying Fixed Income Funds U.S. Fixed Income High Yield Fixed Income Global Emerging Markets Fixed Income	0-50%	13%

Other Underlying Funds and Investments Private Equity Funds Real Estate Funds Commodity Funds ETFs Exchange Traded Notes	0-20%	6%

HSBC Investor Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser’s discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments and the HSBC Investor Prime Money Market Fund as a temporary defensive position.

Aggressive Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

•

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying funds also have their own expenses, which the Fund bears in addition to its own expenses.

•

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

•

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds’ portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

•

Capitalization Risk: Large capitalization stocks held by the Underlying Funds may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Underlying Funds may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

•

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	•	Issuer Risk: The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

•

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

	•	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

	•	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

•

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

•

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

•

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

Aggressive Strategy Fund
Summary Section

Principal Investment Risks – (continued)

•

Derivatives/Leverage Risk: An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds’ investment performance.

•	Index Risk: The risk that the Underlying Funds’ performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

•

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

•

Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund’s investment in the Underlying Fund will decrease.

•

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

•

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

•

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

•

Exchange-Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

Aggressive Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown also reflects the impact of payments received by certain Underlying Funds during the years ended December 31, 2008 and 2009 in connection with certain class action settlements. Absent such payments, returns would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
 (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	3Q	2009	18.39%
Worst Quarter:	4Q	2008	–23.14%

Aggressive Strategy Fund
Summary Section

Performance Bar Chart and Table – (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Standard & Poor’s 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the Citigroup U.S. Domestic 3-Month T-Bill, and the LifeLine Aggressive Growth Blended Index. The LifeLine Aggressive Growth Blended Portfolio Index consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (1%); Russell 1000® Growth Index (21%); Russell 1000® Value Index (21%); Russell 2500TM Growth Index (34%) and the MSCI EAFE Index (23%). For additional information regarding these indices, see “More Information About Indices” starting on page 41 of this prospectus.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year	Since Inception

Class A Return Before Taxes	Feb. 14, 2005	28.82%	2.40%

Class A Return After Taxes on Distributions	Feb. 14, 2005	28.82%	2.19%

Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb. 14, 2005	18.73%	2.10%

Class B Return Before Taxes (with applicable CDSC)	Feb. 9, 2005	30.64%	2.75%

Class C Return Before Taxes (with applicable CDSC)	June 10, 2005	33.64%	2.95%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	—	26.46%	-4.72	%*

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		32.46%	4.48	%*

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.93%	4.92	%*

Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)		0.16%	2.89	%*

LifeLine Aggressive Growth Blended Portfolio Index (reflects no deduction for fees, expenses or taxes)**	—	33.61%	2.69	%*

^

The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund’s current investment strategy.

During the years ended December 31, 2008 and 2009, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund’s investments in these Underlying Funds, the total return for the years ended December 31, 2008 and 2009 was higher than it would have been had these Underlying Funds not received the payment.

*	Since January 31, 2005.

**	Effective January 19, 2010 the Fund no longer compares its performance to that of the LifeLine Aggressive Growth Blended Portfolio Index due to a change to the Fund’s investment strategy.

Aggressive Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Managers

Mr. Randeep Brar, CFA, Vice President and Head of Multimanager New York, and Ms. Simona Paravani, Global Investment Strategist, have co-managed the Fund since December 2009. Mr. Brar was the Fund’s sole portfolio manager between December 2008 and December 2009. Multimanager New York is a part of the Adviser’s Multimanager Team.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*

Regular (non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

Balanced Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Balanced Strategy Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 55 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 58.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee	0.05%	0.05%	0.05%

Distribution (12b-1) fee	0.00%	0.75%	0.75%

Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%
Other operating expenses	0.54%	0.54%	0.54%
Total other expenses	0.79%	0.79%	0.79%

Acquired fund fees and expenses(1)	0.76%	0.76%	0.76%

Total Annual Fund Operating Expenses	1.60%	2.35%	2.35%

(1)	Based on estimated amounts for the current fiscal year.

Balanced Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$655	$980	$1,327	$2,305

Class B Shares	$638	$933	$1,255	$2,328

Class C Shares	$338	$733	$1,255	$2,686

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$655	$980	$1,327	$2,305

Class B Shares	$238	$733	$1,255	$2,328

Class C Shares	$238	$733	$1,255	$2,686

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.74% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in Underlying Funds. The Underlying Funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange-traded funds (“ETFs”). The Fund may also purchase or hold exchange traded notes (“ETNs”).

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes and their performance in various market conditions. The Adviser anticipates maintaining each element of the Fund’s target allocation within a target investment range, and has determined a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund’s actual allocation will typically vary (within the prescribed Investment Range) from the neutral target allocation.

At the end of each fiscal quarter, it is anticipated that the Fund will rebalance to its target asset allocation if its actual asset allocation varies by at least 5% from its target levels.

The Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Moderate Strategy Fund or the Conservative Strategy Fund.

Balanced Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund’s Assets)

Underlying Equity Funds	30-80%	54%
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
International Equity
Global Emerging Markets Equity

Underlying Fixed Income Funds	20-70%	32%
U.S. Fixed Income
High Yield Fixed Income
Global Emerging Markets Fixed Income

Other Underlying Funds and Investments	0-20%	12%
Private Equity Funds
Real Estate Funds
Commodity Funds
ETFs
Exchange Traded Notes

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser’s discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position.

Balanced Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Allocation Risk: The risk that Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

•

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

•

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

•

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds’ portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

•

Capitalization Risk: Large capitalization stocks held by the Underlying Funds may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Underlying Funds may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

•

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	•	Issuer Risk: The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

•

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

•

High Yield (“Junk Bonds”) Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

	•	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

	•	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

•

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

•

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

•

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

Balanced Strategy Fund
Summary Section

Principal Investment Risks – (continued)

•

Derivatives/Leverage Risk: An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect Underlying Funds’ investment performance.

•	Index Risk: The risk that the Underlying Funds’ performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

•

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

•

Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund’s investment in the Underlying Fund will decrease.

•

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

•

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

•

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

•

Exchange-Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

Balanced Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown also reflects the impact of payments received by certain Underlying Funds during the years ended December 31, 2006, 2008 and 2009 in connection with certain class action settlements. Absent such payments, returns would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	3Q	2009	16.21%
Worst Quarter:	4Q	2008	–19.41%

Balanced Strategy Fund
Summary Section

Performance Bar Chart and Table – (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Standard & Poor’s 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the Citigroup U.S. Domestic 3-Month T-Bill, and the LifeLine Growth Blended Portfolio Index. The LifeLine Growth Blended Portfolio Index consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (1%); Citigroup U.S. High Yield Market Capped Index (2%); Barclays Capital U.S. Aggregate Bond Index (15%); Russell 1000® Growth Index (21%); Russell 1000® Value Index (21%); Russell 2500TM Growth Index (20%), and the MSCI EAFE Index (20%). For additional information regarding these indices, please see “More Information About Indices” starting on page 41 of this prospectus.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year	Since Inception

Class A Return Before Taxes	Feb. 8, 2005	25.10%	2.76%

Class A Return After Taxes on Distributions	Feb. 8, 2005	24.96%	2.46%

Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb. 8, 2005	16.50%	2.38%

Class B Return Before Taxes (with applicable CDSC)	Feb. 1, 2005	26.74%	3.30%

Class C Return Before Taxes (with applicable CDSC)	April 27, 2005	29.61%	3.57%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	—	26.46%	-4.72%*

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	—	32.46%	4.48%*

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	—	5.93%	4.92%*

Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)	—	0.16%	2.89%*

LifeLine Growth Blended Portfolio Index (reflects no deduction for fees, expenses or taxes)**	—	28.78%	3.19%*

^

The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund’s current investment strategy.

During the years ended December 31, 2006, 2008 and 2009, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund’s investments in these Underlying Funds, the total return for the years ended December 31, 2006, 2008 and 2009 was higher than it would have been had these Underlying Funds not received the payment.

*	Since January 31, 2005.

**	Effective January 19, 2010 the Fund no longer compares its performance to that of the LifeLine Growth Blended Portfolio Index due to a change to the Fund’s investment strategy.

Balanced Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Managers

Mr. Randeep Brar, CFA, Vice President and Head of Multimanager New York, and Ms. Simona Paravani, Global Investment Strategist, have co-managed the Fund since December 2009. Mr. Brar was the Fund’s sole portfolio manager between December 2008 and December 2009. Multimanager New York is a part of the Adviser’s Multimanager Team.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*

Regular (non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, at least annually. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

Moderate Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Moderate Strategy Fund (the “Fund”) is high total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 55 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 58.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee	0.05%	0.05%	0.05%

Distribution (12b-1) fee	0.00%	0.75%	0.75%

Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%
Other operating expenses	0.54%	0.54%	0.54%
Total other expenses	0.79%	0.79%	0.79%

Acquired fund fees and expenses(1)	0.74%	0.74%	0.74%

Total Annual Fund Operating Expenses	1.58%	2.33%	2.33%

(1)	Based on estimated amounts for the current fiscal year.

Moderate Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$653	$974	$1,317	$2,284

Class B Shares	$636	$927	$1,245	$2,307

Class C Shares	$336	$727	$1,245	$2,666

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$653	$974	$1,317	$2,284

Class B Shares	$236	$727	$1,245	$2,307

Class C Shares	$236	$727	$1,245	$2,666

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.29% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in Underlying Funds. The Underlying Funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange-traded funds (“ETFs”). The Fund may also purchase or hold exchange-traded notes (“ETNs”).

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes and their performance in various market conditions. The Adviser anticipates maintaining each element of the Fund’s target allocation within a target investment range, and has determined a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund’s actual allocation will typically vary (within the prescribed Investment Range) from the neutral target allocation.

At the end of each fiscal quarter, it is anticipated that the Fund will rebalance to its target asset allocation if its actual asset allocation varies by at least 5% from its target levels.

The Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund or the Balanced Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Conservative Strategy Fund.

Moderate Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund’s Assets)

Underlying Equity Funds	20-70%	39%
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
International Equity
Global Emerging Markets Equity

Underlying Fixed Income Funds	30-80%	47%
U.S. Fixed Income
High Yield Fixed Income
Global Emerging Markets Fixed Income

Other Underlying Funds and Investments	0-20%	12%
Private Equity Funds
Real Estate Funds
Commodity Funds
ETFs
Exchange Traded Notes

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser’s discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position.

Moderate Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Allocation Risk: The risk that Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

•

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

•

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

•

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds’ portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

•

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	•	Issuer Risk: The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

•

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

•

High Yield (“Junk Bonds”) Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

	•	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

	•	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

•

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

•
Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

•

Derivatives/Leverage Risk: An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

•

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

Moderate Strategy Fund
Summary Section

Principal Investment Risks – (continued)

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect Underlying Funds’ investment performance.

•	Index Risk: The risk that the Underlying Funds’ performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

•

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

•

Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund’s investment in the Underlying Fund will decrease.

•

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

•

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

•

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

•

Exchange-Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “Additional Information About the World Selection Funds’ Investment Strategies and Risks” section of this prospectus.

Moderate Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown also reflects the impact of payments received by certain Underlying Funds during the years ended December 31, 2006, 2008 and 2009 in connection with certain class action settlements. Absent such payments, returns would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	3Q	2009	13.43%
Worst Quarter:	4Q	2008	–15.57%

Moderate Strategy Fund
Summary Section

Performance Bar Chart and Table – (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Standard & Poor’s 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the Citigroup U.S. Domestic 3-Month T-Bill, and the LifeLine Moderate Growth Blended Portfolio Index. The LifeLine Moderate Growth Blended Portfolio Index consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (6%); Barclays Capital U.S. Aggregate Bond Index (26%); Citigroup U.S. High Yield Market Capped Index (5%); Russell 1000® Growth Index (19%); Russell 1000® Value Index (18%); Russell 2500TM Growth Index (11%) and the MSCI EAFE Index (15%). For additional information regarding these indices, please see “More Information About Indices” starting on page 41 of this prospectus.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year	Since Inception

Class A Return Before Taxes	Feb. 3, 2005	20.88%	2.47%

Class A Return After Taxes on Distributions	Feb. 3, 2005	20.61%	2.01%

Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb. 3, 2005	13.84%	2.01%

Class B Return Before Taxes (with applicable CDSC)	Feb. 1, 2005	22.17%	2.89%

Class C Return Before Taxes (with applicable CDSC)	June 10, 2005	25.21%	2.66%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	—	26.46%	-4.72%*

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	—	32.46%	4.48%*

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	—	5.93%	4.92%*

Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)	—	0.16%	2.89%*

LifeLine Moderate Growth Blended Portfolio Index (reflects no deduction for fees, expenses or taxes)**	—	24.28%	3.61%*

^

The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund’s current investment strategy.

During the years ended December 31, 2006, 2008 and 2009, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund’s investments in these Underlying Funds, the total return for the years ended December 31, 2006, 2008 and 2009 was higher than it would have been had these Underlying Funds not received the payment.

*	Since January 31, 2005.
**	Effective January 19, 2010 the Fund no longer compares its performance to that of the LifeLine Moderate Growth Blended Portfolio Index due to a change to the Fund’s investment strategy.

Moderate Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Managers

Mr. Randeep Brar, CFA, Vice President and Head of Multimanager New York, and Ms. Simona Paravani, Global Investment Strategist, have co-managed the Fund since January 2009. Mr. Brar was the Fund’s sole portfolio manager between December 2008 and December 2009. Multimanager New York is a part of the Adviser’s Multimanager Team.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*

Regular (non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, quarterly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

Conservative Strategy Fund
Summary Section

Class A, Class B and Class C Shares

Investment Objective

The investment objective of the Conservative Strategy Fund (the “Fund”) is high total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 55 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Rights of Accumulation” on page 58.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	None	None

Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee	0.05%	0.05%	0.05%

Distribution (12b-1) fee	0.00%	0.75%	0.75%

Other expenses:
Shareholder servicing fee	0.25%	0.25%	0.25%
Other operating expenses	0.80%	0.80%	0.80%
Total other expenses	1.05%	1.05%	1.05%

Acquired fund fees and expenses(1)	0.69%	0.69%	0.69%

Total Annual Fund Operating Expenses	1.79%	2.54%	2.54%

(1)	Based on estimated amounts for the current fiscal year.

Conservative Strategy Fund
Summary Section

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$673	$1,035	$1,421	$2,500

Class B Shares	$657	$991	$1,350	$2,524

Class C Shares	$357	$791	$1,350	$2,875

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$673	$1,035	$1,421	$2,500

Class B Shares	$257	$791	$1,350	$2,524

Class C Shares	$257	$791	$1,350	$2,875

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.40% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in Underlying Funds. The Underlying Funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange-traded funds (“ETFs”). The Fund may also purchase or hold exchange-traded notes (“ETNs”).

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser may change the Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes and their performance in various market conditions. The Adviser anticipates maintaining each element of the Fund’s target allocation within a target investment range, and has determined a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund’s actual allocation will typically vary (within the prescribed Investment Range) from the neutral target allocation.

At the end of each fiscal quarter, it is anticipated that the Fund will rebalance to its target asset allocation if its actual asset allocation varies by at least 5% from its target levels.

The Fund is viewed as having the lowest potential for long-term investment returns, as well as the lowest investment risk, of the World Selection Funds.

Conservative Strategy Fund
Summary Section

Principal Investment Strategies – (continued)

This table shows how the Adviser currently expects to allocate the Fund’s investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund’s Assets)

Underlying Equity Funds	0-50%	24%
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
International Equity
Global Emerging Markets Equity

Underlying Fixed Income Funds	50-100%	64%
U.S. Fixed Income
High Yield Fixed Income
Global Emerging Markets Fixed Income

Other Underlying Funds and Investments	0-20%	10%
Private Equity Funds
Real Estate Funds
Commodity Funds ETFs
Exchange Traded Notes

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser’s discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position.

Conservative Strategy Fund
Summary Section

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•

Allocation Risk: The risk that Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

•

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

•

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

•

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds’ portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

•

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	•	Issuer Risk: The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

•

Fixed Income Securities Risk. A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed-income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed-income securities.

•

High Yield (“Junk Bonds”) Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

	•	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed-income securities to decline.

	•	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

•

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

•
Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund’s sensitivity to changes in interest rates and resulting in less income than potentially available.

•

Derivatives/Leverage Risk: An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

•

Foreign Securities/Emerging Markets Risk: Foreign securities, including those issued in emerging markets, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities issued in emerging markets generally have more risk than securities issued in more developed foreign markets.

Conservative Strategy Fund
Summary Section

Principal Investment Risks – (continued)

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds’ investment performance.

•	Index Risk: The risk that the Underlying Funds’ performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

•

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

•

Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund’s investment in the Underlying Fund will decrease.

•

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

•

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

•

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

•

Exchange-Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

Conservative Strategy Fund
Summary Section

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Performance is based on net expenses during the periods indicated and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. Performance shown also reflects the impact of payments received by certain Underlying Funds during the years ended December 31, 2006, 2008 and 2009 in connection with certain class action settlements. Absent such payments, returns would have been lower. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares
(Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	2Q	2009	10.18%
Worst Quarter:	4Q	2008	–11.36%

Conservative Strategy Fund
Summary Section

Performance Bar Chart and Table – (continued)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund’s performance over time to that of the Standard & Poor’s 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE Index”), the Barclays Capital U.S. Aggregate Bond Index, the Citigroup U.S. Domestic 3-Month T-Bill, and the LifeLine Conservative Growth Blended Portfolio Index. The LifeLine Conservative Growth Blended Portfolio Index consists of a blend by percentage of the following indices: The Citigroup U.S. Domestic 3-Month T-Bill (21%); Citigroup U.S. High Yield Market Capped Index (8%); Barclays Capital U.S. Aggregate Bond Index (25%); Barclays Capital Intermediate U.S. Aggregate Bond Index (3%); Russell 1000® Growth Index (15%); Russell 1000® Value Index (14%); Russell 2500TM Growth Index (4%) and the MSCI EAFE Index (10%). For additional information regarding these indices, please see “More Information About Indices” starting on page 41 of this prospectus.

Average Annual Total Returns^ (for the periods ended December 31, 2009)

	Inception Date	1 Year	Since Inception

Class A Return Before Taxes	Feb. 23, 2005	15.01%	2.15%

Class A Return After Taxes on Distributions	Feb. 23, 2005	14.66%	1.53%

Class A Return After Taxes on Distributions and Sale of Fund Shares	Feb. 23, 2005	9.94%	1.59%

Class B Return Before Taxes (with applicable CDSC)	Feb. 17, 2005	16.24%	2.39%

Class C Return Before Taxes (with applicable CDSC)	April 19, 2005	19.12%	3.02%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	—	26.46%	-4.72%*

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	—	32.46%	4.48%*

Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	—	5.93%	4.92%*

Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)	—	0.16%	2.89%*

LifeLine Conservative Growth Blended Portfolio Index (reflects no deduction for fees, expenses or taxes)**	—	19.07%	3.87%*

^

The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund’s current investment strategy.

During the years ended December 31, 2006, 2008 and 2009, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund’s investments in these Underlying Funds, the total return for the years ended December 31, 2006, 2008 and 2009 was higher than it would have been had these Underlying Funds not received the payment.

*	Since January 31, 2005.

**	Effective January 19, 2010 the Fund no longer compares its performance to that of the LifeLine Conservative Growth Blended Portfolio Index due to a change to the Fund’s investment strategy.

Conservative Strategy Fund
Summary Section

Investment Adviser

HSBC Global Asset Management (USA) Inc. is the Fund’s investment adviser.

Portfolio Managers

Mr. Randeep Brar, CFA, Vice President and Head of Multimanager New York, and Ms. Simona Paravani, Global Investment Strategist, have co-managed the Fund since December 2009. Mr. Brar was the Fund’s sole portfolio manager between December 2008 and December 2009. Multimanager New York is a part of the Adviser’s Multimanager Team.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day by mail (HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845), wire transfer, or telephone at 1-800-782-8183. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum initial and subsequent investment amounts for various types of accounts are shown below, although these minimums may be reduced or waived in some cases.

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment*

Regular (non-retirement)	$1,000	$100

Retirement (IRA)	$250	$100

Automatic Investment Plan	$250	$25

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Tax Information

The Fund intends to declare and pay dividends from net investment income, if any, quarterly. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information. See “Distributor and Shareholder Servicing Arrangements Revenue Sharing”.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

More About Risks and Investment Strategies

Each World Selection Fund seeks to achieve its investment objective by investing its assets primarily in a combination of Underlying Funds. Each World Selection Fund may purchase or hold ETNs. The World Selection Funds provide an asset allocation option to investors who seek to diversify their investment across a variety of asset classes. Underlying Funds present varying degrees of potential investment risk and reward. The risk and potential reward profile of each World Selection Fund will vary due to the differences in their Underlying Funds’ percentage weightings.

The Adviser uses an active or “tactical” asset allocation strategy. This means that the Adviser may change each World Selection Fund’s target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the World Selection Fund’s target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes and their performance in various market conditions. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the World Selection Fund if the Adviser believes that none of the asset classes available for investment by the World Selection Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the World Selection Fund’s actual allocation will typically vary (within the prescribed Investment Range) from the neutral target allocation.

The Adviser invests each World Selection Fund’s assets in asset classes within the ranges selected by the Adviser as detailed in the chart on the following page. The ranges are targets that may be adjusted in the Adviser’s discretion. Not all World Selection Funds will invest in all of the asset classes. At the end of each fiscal quarter, it is anticipated that each World Selection Fund will re-balance to its target asset allocation if its actual asset allocation varies by at least 5% from its target levels.

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell a Fund’s investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds’ investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The investment objective and strategies of each World Selection Fund are not fundamental and may be changed without approval of World Selection Fund shareholders upon 60 days’ notice. As a World Selection Fund’s allocations among the Underlying Funds and ETNs change from time to time, or to the extent that the expense ratios of the Underlying Funds change, the weighted average operating expenses borne by the World Selection Fund may increase or decrease. If there is a change in the investment objective or strategies of a World Selection Fund, shareholders should consider whether the World Selection Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a World Selection Fund or any Underlying Fund will be achieved.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

More About Risks and Investment Strategies – (continued)

World Selection Funds’ Target Asset Allocation

	Aggressive Strategy Fund		Balanced Strategy Fund		Moderate Strategy Fund		Conservative Strategy Fund

	Investment Range	Neutral Target Allocation	Investment Range	Neutral Target Allocation	Investment Range	Neutral Target Allocation	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund’s Assets)

Underlying Equity Funds	50-100%	80%	30-80%	54%	20-70%	39%	0-50%	24%
U.S. Large Cap Growth U.S. Large Cap Value U.S. Small Cap International Equity Global Emerging Markets Equity

Underlying Fixed Income Funds	0-50%	13%	20-70%	32%	30-80%	47%	50-100%	64%
U.S. Fixed Income High Yield Fixed Income Global Emerging Markets Fixed Income

Other Underlying Funds and Investments	0-20%	6%	0-20%	12%	0-20%	12%	0-20%	10%
Private Equity Funds Real Estate Funds Commodity Funds ETFs Exchange Traded Notes

HSBC Investor Prime Money Market Fund	0-20%	1%	0-20%	2%	0-20%	2%	0-20%	2%

When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, each World Selection Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

Principal Investment Risks

An investment in a World Selection Fund is subject to investment risks, including the possible loss of the principal amount invested. Each World Selection Fund’s relative exposure to these risks depends on its investment allocation. This section provides more detailed information about the World Selection Funds’ and the Underlying Funds’ principal investments and risks. This prospectus does not disclose all the types of securities or investment strategies that the World Selection Funds or Underlying Funds may use. The World Selection Funds’ SAI provides more detailed information about the securities, investment strategies and risks described in this prospectus.

Each World Selection Fund and its Underlying Fund and ETN investments are subject to the following principal risks:

•

Underlying Fund Selection Risk: The risk that a Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. It is possible that one or more Underlying Funds will not meet their own investment objectives, which would affect a World Selection Fund’s performance. There can be no assurances that the investment objective of any World Selection Fund or any Underlying Fund will be achieved.

•

Allocation Risk: The risk that the Adviser’s target asset and sector allocations and changes in target asset and sector allocations cause a Fund to underperform other similar funds or cause you to lose money, and that a Fund may not achieve its target asset and sector allocations. There can be no assurances that the Adviser’s selection of and adjustments to target asset and sector allocations will enable each World Selection Fund to achieve its investment objective. Based upon the Adviser’s then-current views of the investment markets, the Adviser may adjust each World Selection Fund’s target allocation percentages. Furthermore, there can be no assurances that a World Selection Fund will remain within the target allocations during the periods between rebalancing. The process of reallocation and rebalancing may generate net capital gains (including short term capital gains that are generally taxed to investors at ordinary income tax rates).

•

Temporary Defensive Position Risk: Each World Selection Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in a World Selection Fund not achieving its investment objective during that period. If the market advances during periods when a World Selection Fund is holding a large cash position, the World Selection Fund may not participate to the extent it would have if the World Selection Fund had been more fully invested.

•

Equity Securities Risk: The risk that the prices of equity securities held by Underlying Funds may fall over short or extended periods of time. Equity securities have greater price volatility than fixed income instruments. The value of the Underlying Funds that invest principally in stocks will fluctuate as the market price of their investments increases or decreases.

•

Style Risk: Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

•

Capitalization Risk: Large capitalization stocks held by the Underlying Funds may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Underlying Funds may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

Principal Investment Risks – (continued)

•

Market Risk: Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from small-cap or mid-cap stocks, and “growth” stocks can react differently from “value” stocks.

•

Issuer Risk: The value of a security may fluctuate for a variety of reasons that relate to the issuer, including, but not limited to, management performance and reduced demand for the issuer’s products and services.

•

Fixed Income Securities: A Fund could lose money or experience a lower rate of return if an Underlying Fund holds a fixed income security whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Underlying Funds’ investments. In addition, these securities may accrue income that is distributable to shareholders even though the income may not yet have been paid. If so, an Underlying Fund may need to liquidate some of its holdings and forego the purchase of additional income-producing assets. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither issued nor explicitly guaranteed by the U.S. Department of the Treasury.

•

High Yield (“Junk Bonds”) Risk: The risk that the Fund could lose money or experience a lower rate of return if an Underlying Fund holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. The Underlying Funds could lose money if they are unable to dispose of these investments at an appropriate time.

•

Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of an Underlying Fund’s investments in income-producing or fixed-income or debt securities. If interest rates rise, the value of an Underlying Fund’s investments may fall.

•

Credit Risk: A World Selection Fund could lose money if an Underlying Fund holds a fixed income security whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality, high yield bonds than for bonds that are investment grade.

•

Prepayment Risk: With respect to mortgage-backed securities, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond’s maturity date. When such repayment occurs, no additional interest will be paid on the investment.

•

Extension Risk: An issuer may exercise its right to pay principal on an obligation held by an Underlying Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates.

•

Counterparty Credit and Swap Risk – ETNs and certain of the Underlying Funds’ investments are subject to counterparty credit risk. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and, structured notes. The Underlying Funds may use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Underlying Fund, this default will cause the value of the Fund’s investment in the Underlying Fund to decrease. In addition, the Underlying Funds may enter into swap agreements with a limited number of counterparties, and certain of the Underlying Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase an Underlying Fund’s, and thus the World Selection Fund’s, exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

Principal Investment Risks – (continued)

•

Credit Default Swap Risk – The Underlying Funds may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. An Underlying Fund may be either the buyers of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the sellers of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Underlying Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Underlying Fund’s credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Underlying Fund invests.

•

Derivatives/Leverage Risk: Certain Underlying Funds may invest in derivative instruments (e.g., swaps, options and futures contracts) to help achieve their investment objectives. Some Underlying Funds may do so for hedging purposes or for cash management purposes, as a substitute for investing directly in fixed income instruments, or to enhance returns. Gains and losses from speculative positions in a derivative may be much greater than the derivative’s original cost. If derivatives are used for leverage, their use would involve leveraging risk. Leverage, including borrowing, may cause the net asset value of an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund’s portfolio securities. These investments could increase the volatility of an Underlying Fund’s net asset value per share and cause you to lose or reduce the return on your investment.

•

Foreign Securities/Emerging Market Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Investments in foreign securities may lose value due to unstable international political and economic conditions, fluctuations in currency exchange rates, lack of adequate company information and other factors. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater affect these risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

•

Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. Some Underlying Funds may seek to reduce currency risk by hedging part or all of their exposure to various foreign currencies, however, if such hedging techniques are employed, there is no assurance that they will be successful.

•

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

•

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

Principal Investment Risks – (continued)

•

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

•

Exchange Traded Note Risk: Each World Selection Fund and certain of the Underlying Funds may invest in ETNs, which are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange, similar to shares of ETFs. However, this type of debt security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index or reference asset minus applicable fees, no period coupon payments are distributed, and no principal protection exists. ETNs create a type of security that combines both the aspects of bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The decision to sell ETN holdings may also be limited by the availability of a secondary market. If a Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If a Fund holds its investment in an ETN until maturity, the issuer will give the Fund a cash amount that would be equal to principal amount (subject to the day’s index or reference asset factor). ETNs are also subject to counterparty credit risk and fixed income risk.

Additional Risks

Each World Selection Fund has a different level of risk depending on its investment allocation in the Underlying Funds. Generally, each World Selection Fund and its Underlying Funds will be subject to the following additional risks:

•

Liquidity Risk/Illiquid Securities: Each Underlying Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sale. An Underlying Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

•

Portfolio Turnover: Each Underlying Fund is actively managed and, in some cases an Underlying Fund’s portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the World Selection Funds and their shareholders and may result in a lower net asset value. High portfolio turnover (over 100%) also may result in the realization of substantial net short-term capital gains, which when distributed are taxable to shareholders. The trading costs and tax effects associated with turnover may adversely affect a World Selection Fund’s performance.

•

Returns Are Not Guaranteed: An investment in a World Selection Fund is neither insured nor guaranteed by the U.S. Government. Shares of the World Selection Funds are not deposits or obligations of, or guaranteed or endorsed by HSBC Bank USA, NA or any other bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

•

Securities Lending: In order to generate additional income, certain Underlying Funds may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and an Underlying Fund is unable to timely recall the security, the Underlying Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Underlying Fund, there is a risk that the Underlying Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

Additional Risks – (continued)

•

Repurchase Agreements: The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Underlying Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

•

“When-Issued” Securities: The price and yield of securities purchased on a “when-issued” basis is fixed on the date of the commitment but payment and delivery are scheduled for a future date. Consequently, these securities present a risk of loss if the other party to a “when-issued” transaction fails to deliver or pay for the security. In addition, purchasing securities on a “when-issued” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” security may have a lesser (or greater) value at the time of settlement than an Underlying Fund’s payment obligation with respect to that security.

•

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks.

As of September 7, 2008, the Federal Housing Finance Agency had been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

•

Exposure to Technology-Related Risk: While each Underlying Fund does not as matter of investment strategy seek to invest disproportionately in such securities, the value of the Underlying Funds’ investments may be impacted by developments affecting technology and technology-related stocks generally.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, the performance would be lower.

•	S&P 500 Index: The S&P 500 Index is widely regarded as a gauge of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy.

•

Morgan Stanley Capital International Europe Australasia and Far East Index: The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. As of June 2007 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

•

Barclays Capital U.S. Aggregate Bond Index: The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

More Information About Indices – (continued)

•

Barclays Capital Intermediate U.S. Aggregate Bond Index: The Barclays Capital Intermediate U.S. Aggregate Bond Index is generally representative of investment-grade debt issues with maturities between three and ten years.

•

The Citigroup U.S. Domestic 3-Month T-Bill: The Citigroup U.S. Domestic 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over and reinvested in a new 3-month treasury bill. The income used to calculate the monthly return is derived from subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization. The Index is unmanaged and cannot be invested directly.

•

The Citigroup U.S. High Yield Market Capped Index: The Citigroup U.S. High Yield Market Capped Index uses the U.S. High-Yield Market Index as its foundation imposing a cap on the par amount of each issuer in order to limit the impact of large issuers while retaining the characteristics of the issuer’s distribution across different maturities. The U.S. High-Yield Market Index captures the performance of below-investments-grade debt issued by corporations domiciled in the United States or Canada.

•

Russell 1000® Growth Index: The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

•

Russell 1000® Value Index: The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

•

Russell 2500TM Growth Index: The Russell 2500TM Growth Index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Who May Want To Invest?

Consider investing in the World Selection Funds if you are:

•	Seeking a single investment that diversifies your assets in a portfolio of Funds by utilizing an asset allocation strategy, including tactical asset allocation

•	Seeking to invest for long-term goals, such as retirement

•	Willing to accept the higher risks of investing at least a portion of your investment in the stock market and/or the bond market in exchange for potentially higher long-term total returns

The World Selection Funds will not be appropriate for anyone:

•	Seeking to invest solely in either the stock market or the bond market

•	Pursuing a short-term goal

•	Investing emergency reserves

•	Seeking safety of principal

More Information About Fund Investments

This prospectus describes the World Selection Funds’ primary strategies, and the World Selection Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each World Selection Fund may invest in other securities, use other strategies and engage in other investment practices. These investment strategies, as well as those described in this prospectus, are described in detail in the SAI. Of course, a World Selection Fund cannot guarantee that it will achieve its investment goal.

Additional Information About the World Selection Funds’ Investment Strategies and Risks

Portfolio Holdings

A description of the World Selection Funds’ policies and procedures with respect to the disclosure of the World Selection Funds’ portfolio securities is available in the SAI and on the World Selection Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

The Two-Tier Fund Structure

Other mutual funds and institutional investors may invest in the Underlying Funds on the same terms and conditions as the World Selection Funds (although they may have different sales commissions and other operating expenses that may generate different returns). As with traditionally structured funds which have large investors, the actions of these mutual funds and institutional investors (or other large investors) may have a material effect on other investors in an Underlying Fund. For example, if a large investor withdraws from an Underlying Fund, operating expenses may increase, thereby producing lower returns for investors in the World Selection Funds. Additionally, an Underlying Fund may become less diverse, resulting in increased Underlying Fund operating expenses.

By investing in a World Selection Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. Your cost of investing in a Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. Similarly, the Adviser or the Fund’s portfolio manager may have an incentive to select certain Underlying Funds due to compensation considerations. However, the Adviser and portfolio managers have a fiduciary duty to the Funds to act in the Funds’ best interests when selecting Underlying Funds, and the Board of Trustees of the Funds oversees the Adviser’s performance.

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc. (the “Adviser”), 452 Fifth Avenue, New York, New York 10018, is the investment adviser for the World Selection Funds pursuant to an investment advisory contract with the HSBC Investor Funds (the “Trust”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, NA, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of September 30, 2009, the Adviser managed approximately $31 billion in the HSBC Investor Family of Funds.

In rendering investment advisory services, the Adviser may use the resources of affiliated, unregistered investment advisers. With respect to the provision of investment advisory services for the World Selection Funds, the Adviser proposes to rely upon the services of HSBC Global Asset Management (UK) Ltd. (“HSBC UK”), an affiliated, unregistered investment adviser. In order for personnel of HSBC UK to provide portfolio management, research or trading advice to the Adviser’s U.S. clients, such as the World Selection Funds, the Adviser and HSBC UK have entered into a memorandum of understanding (“MOU”). Under the terms of the MOU, investment professionals from HSBC UK may render portfolio management, research or trading services to the World Selection Funds, as “associated persons” of the Adviser, subject to supervision by the Adviser. The Adviser may also utilize the research and expertise of other affiliates and third parties in managing the Fund’s investments.

The Funds and the Adviser have received an exemptive order from the Securities and Exchange Commission (the “SEC”) that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. Subject to the terms of the exemptive order, the Adviser may currently hire and/or terminate subadvisers without shareholder approval.

For advisory and management services, the World Selection Funds pay management fees as follows:*

HSBC Investor Aggressive Fund	0.05%

HSBC Investor Balanced Fund	0.05%

HSBC Investor Moderate Fund	0.05%

HSBC Investor Conservative Fund	0.05%

*

The Adviser may voluntarily waive all or a portion of its management fee. The Adviser has done so for periods of operation during which a World Selection Fund’s Total Annual Fund Operating Expenses were above that World Selection Fund’s expense cap, as set forth in the applicable contractual expense limitation agreement. The Adviser has entered into a contractual expense limitation agreement (“Agreement”) with the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund and Conservative Strategy Fund under which it will limit the total expenses of each respective Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in the HSBC Investor Prime Money Market Fund and unaffiliated investment companies) to an annual rate of 1.50% of Class A Shares of each Fund, 2.25% of Class B Shares of each Fund and 2.25% of Class C Shares of each Fund. The expense limitation shall be in effect until March 1, 2011. The Agreement shall terminate upon the termination of the Amended and Restated Investment Advisory Contract between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Historically, the World Selection Funds have invested in affiliated Underlying Funds for which the Adviser earns a separate management fee. Because the Adviser currently achieves exposure to certain asset classes by investing World Selection Fund assets in unaffiliated Underlying Funds from which the Adviser derives no revenue, the Adviser may ask each World Selection Fund’s shareholders to approve a management fee increase.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreements is available for the World Selection Funds in the April 30, 2009 semi-annual report and will be available in the April 30, 2010 semi-annual report.

Fund Management

Portfolio Managers

The co-managers primarily responsible for the day-to-day management of the World Selection Funds are:

Randeep Brar, CFA. Mr. Brar is Vice President and Head of Multimanager New York, which is a part of the Adviser’s Multimanager Team. Mr. Brar is primarily responsible for selecting the Underlying Funds and other investments that provide exposure to each asset class. Mr. Brar joined the Adviser in 2007 and is also responsible for managing the Adviser’s Multimanager Team. In that role, Mr. Brar has both research and portfolio management responsibilities across broad US equity asset classes. From 2001 to 2007, prior to joining the Adviser, Mr. Brar worked in a variety of senior research positions and he led small cap portfolio management and research within SEI Investments’ manager of managers program. Mr. Brar holds a BE in Engineering from Punjab University, India and a graduate degree in finance from the University of Alabama. Mr. Brar has 15 years of industry experience.

Simona Paravani. Ms. Paravani is Global Investment Strategist of the Adviser. Ms. Paravani is primarily responsible for determining the Fund’s allocation to each asset class. From May 2007 through January 2009, Ms. Paravani was Chief Investment Officer of the Adviser, overseeing the New York-based liquidity group and leading the development of innovative investment solutions for HSBC customer groups in the US. Previously, she was Head of Global Asset Allocation Support at the Adviser. Ms. Paravani joined the Adviser in 2004 as an Asset Allocation Economist within the Global Research Group. She holds a graduate degree from Cambridge University.

Additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the World Selection Funds (or other funds managed) is available in the SAI. You can obtain a copy of the SAI on the World Selection Funds’ website at www.investorfund.us.hsbc.com.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator to the World Selection Funds (the “Sub-Administrator”). The services provided by the Administrator and Sub-Administrator include: providing office space, equipment and clerical personnel to the World Selection Funds, and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Foreside Distribution Services, L.P. (“Foreside”) serves as the distributor (the “Distributor”) of each of the World Selection Funds.

Additional information about the Adviser, Distributor, Administrator and Sub-Administrator, and other service providers of the World Selection Funds is available in the SAI. You can obtain a copy of the SAI on the World Selection Funds’ website at www.investorfunds.us.hsbc.com.

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The net asset value (“NAV”) for each class of shares is calculated by dividing the total value (current market value based on readily available market quotations) of a World Selection Fund’s investments and other assets attributable to a class less any liabilities, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares Outstanding

Underlying Funds that are mutual funds are valued based upon the NAV reported by those Underlying Funds. ETFs and ETNs are normally valued at the last sale price on the relevant exchange.

The NAV is determined once each day at the close of regular trading on the New York Stock Exchange (“Exchange”), normally at 4 p.m. Eastern time on days the Exchange is open. The Exchange is generally not open, and the Funds do not price their shares, on most national holidays and Good Friday.

The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day on which the Funds do not calculate their NAV. As a result, the Funds’ NAV may change on days when you are unable to purchase, redeem or exchange your shares.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by a Fund or its agent, plus any applicable sales charges for purchases. If you sell Class B Shares or Class C Shares, a contingent deferred sales charge (CDSC) may apply to a redemption, which would reduce the amount of money paid to you. For more information about sales charges, see the section on “Distribution Arrangements/Sales Charges.”

Fair Value Pricing Policies

A World Selection Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, Board-approved methodologies are employed to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to receive orders for Fund shares on the Trust’s behalf, that are received in good order by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with the Trust or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases.

The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather it is a way in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid backup withholding, make sure you provide your correct Tax Identification Number (social security number for most investors) on your Account Application.

Shareholder Information

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1.

Carefully read, complete, and sign the Account Application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be found on the Funds’ website at www.investorfunds.us.hsbc.com.

2.	Make check payable to “HSBC Investor Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information in writing:

	•	Fund name

	•	Share class

	•	Amount invested

	•	Account name

	•	Account number

3.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in the ACH and must be a U.S. bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your Account Application or call 1-800-782-8183.

Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Shareholder Information

Instructions for Opening or Adding to an Account – (continued)

Automatic Investment Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

To invest regularly from your bank account:

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

▪	Your bank name, address and account number

▪	The amount you wish to invest automatically (minimum $25)

▪	How often you want to invest (every month, 4 times a year, twice a year or once a year)

▪	Attach a voided personal check.

To invest regularly from your paycheck or government check:

Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions (capital gains and dividends) in cash (check) or have distributions reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive from an investor the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Shareholder Information

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Funds discourage market timing and other excessive trading practices. The Funds are intended primarily for use as long-term investment vehicles. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of Fund shares held by longer-term shareholders.

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Funds cannot guarantee that they will detect every market timer due to the limitations inherent in their technological systems. Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customer’s transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Funds. The Funds reserve the right to modify their policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion, to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Shareholder Information

Selling Your Shares

You may sell your Fund shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Fund, its Transfer Agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” for details.

Instructions for Selling Shares

If selling your Fund shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By Mail or Overnight Service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845.

Redemptions in Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions by Individual Retirement Accounts (“IRAs”).

2.	Redemption requests requiring a signature guarantee, which include any of the following:

	•	Your account address has changed within the last 10 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Shareholder Information

Selling Your Shares – (continued)

Wire Transfer

You must indicate this option on your Account Application.

Call 1-800-782-8183 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

The Fund may charge a wire transfer fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption. Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days. Your bank may charge for this service.

Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you have checked the appropriate box on the Account Application, or call 1-800-782-8183.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or a Fund may close your account and mail the proceeds to you.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your Account Application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceed until the Fund’s Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for Fund shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Shareholder Information

Selling Your Shares – (continued)

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

Undeliverable and Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if a Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

Shareholder Information

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds.

	Class A Shares		Class B Shares	Class C Shares

Sales Charge (Load)	Percentage
	of	Percentage
	Offering	of
Amount of Purchase	Price*	Investment

Less than $50,000	5.00%	5.26%	No front-end	No front-end
$50,000 but less			sales charge. A	sales charge. A
than $100,000	4.50%	4.71%	contingent	contingent
$100,000 but less			deferred sales	deferred sales
than $250,000	3.75%	3.90%	charge (CDSC)	charge (CDSC)
$250,000 but less			may be imposed	may be imposed
than $500,000	2.50%	2.56%	on shares	on shares
$500,000 but less			redeemed within	redeemed within
than $1,000,000	2.00%	2.04%	four years after	one year after
$1,000,000 and over	1.00%	1.01%	purchase. Shares	purchase.
automatically
convert to
Class A Shares
after 6 years.

Distribution (12b-1)** and Service Fees	Subject to		Subject to	Subject to
	shareholder		combined annual	combined annual
	servicing fees of		distribution and	distribution and
	up to 0.25%		shareholder	shareholder
	annually of the		servicing fees of	servicing fees of
	Fund’s total		up to 1.00%	up to 1.00%
	average daily net		of the Fund’s total	of the Fund’s total
	assets attributable		average daily net	average daily net
	to Class A Shares.		assets attributable	assets attributable
			to Class B Shares.	to Class C Shares.

Fund Expenses	Lower annual		Higher annual	Higher annual
	expenses than		expenses than	expenses than
	Class B or C		Class A Shares.	Class A Shares.
Shares.

*	The offering price of Class A Shares includes the front-end sales load.

**

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of Class A Shares of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

You should note that the sales charge that appears in your trade confirmation may differ slightly from the rate disclosed in the prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below, you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your broker-dealer or financial intermediary must notify the Funds’ transfer agent at the time of your purchase order that a discount may apply to your current purchase. You may also be required to provide appropriate documentation to receive these discounts, including:

(A)	Information or records regarding shares of the HSBC Investor Funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(B)	Information or records regarding shares of the HSBC Investor Funds held in any account of the shareholder at another financial intermediary; and

(C)	Information or records regarding shares of the HSBC Investor Funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

Shareholder Information

Distribution Arrangements/Sales Charges – (continued)

You should note in particular that, if the Funds’ Transfer Agent is properly notified, under the “Right of Accumulation” described below the “Amount of Purchase” in the above chart will be deemed to include all Class A Shares of the Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by you, your spouse and your children under the age of 21. This includes, for example, any Class A Shares held at a broker-dealer or financial intermediary other than the one handling your current purchase. In some circumstances, other Class A Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Statement of Additional Information. For purposes of determining the “Amount of Purchase,” all Class A Shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Funds’ Transfer Agent a signed written letter of intent to invest a total of at least $50,000 in Class A Shares in one or more of the Funds within a 13 month period, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales charge based on your investment commitment. You must, however, inform the Transfer Agent that the letter of intent is in effect each time shares are purchased. Each purchase will be made at net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total amount indicated in the letter of intent.

In addition to the information provided in this prospectus and the SAI, information about sales charge discounts is available from your broker or financial intermediary and, free of charge, on the Funds’ website at http://investorfunds.us.hsbc.com.

Class A Shares
Sales Charge Reductions

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

•

Rights of Accumulation. When the value of Class A Shares that were subject to a sales charge at the time of acquisition, and/or any Class B or Class C Shares, that you already own plus the amount you intend to invest in Class A Shares reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the Funds’ Transfer Agent or the Distributor sufficient information to permit confirmation of your qualification for the right of accumulation.

•

Combination Privilege. In addition to combining share classes (to the extent set forth above), you can combine accounts of multiple funds (excluding the HSBC Investor Money Market Funds) or accounts of immediate family household members (spouse and children under the age of 21) to achieve reduced sales charges. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. If you qualify for a reduced sales charge, it will apply to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying Class A Shares of an HSBC Investor Fund with a value of $40,000 and wish to invest an additional $20,000 in Class A Shares of an HSBC Investor Fund, the reduced initial sales charge of 4.50% will apply to the full $20,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, you or your financial intermediary must furnish the Transfer Agent with a list of the account numbers and the names in which your accounts are registered at the time the purchase is made.

Shareholder Information

Distribution Arrangements/Sales Charges – (continued)

Class A Shares
Waiver of Sales Charges

The following qualify for waivers of sales charges:

•	Shares purchased by investment representatives through fee-based investment products or accounts.

•	Proceeds from redemptions from any of the HSBC Investor Funds or another mutual fund complex within 60 days after redemption, if you paid a front-end sales charge for those shares.

•	Proceeds from redemptions of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption.

•	Proceeds from redemption of Class A Shares received from the automatic conversion of Class B Shares of any of the HSBC Investor Funds within 60 days after redemption of the Class A Shares.

•

Proceeds from redemptions of Class A Shares of any HSBC Money Market Fund within 60 days after redemption, if you purchased the shares of the HSBC Money Market Fund with the proceeds of Class A Shares of any of the HSBC Investor Funds on which you paid a front-end sales charge or which were received from the automatic conversion of Class B Shares.

•	Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any of the Funds.

•	Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

•	Shares purchased by tax-qualified employee benefit plans.

•

Shares purchased by directors, trustees, employees, and family members of the Adviser or its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Sub-Administrator belongs.

Additional Information concerning your ability to qualify for sales charge reductions is set forth in the SAI. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

Distribution (12b-1) and Shareholder Service Fees

The Funds have adopted Distribution (“12b-1”) plans for Class A, Class B and Class C Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, will decrease the return on your investment and may cost you more than paying other types of sales charges. The Funds have adopted a Shareholder Services Plan for Class A, Class B and Class C Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

•	The 12b-1 fees vary by share class as follows:

•

Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Class A Shares of the applicable Fund. Class A Shares have a non-compensatory 12b-1 Plan. No payments have been made under this plan and there is no current intention to charge this fee.

•

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the respective classes of the applicable Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Shareholder Information

Distribution Arrangements/Sales Charges – (continued)

•

The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC helps the Distributor sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

•	In addition to the 12b-1 fees, Class A, Class B and Class C Shares are subject to a shareholder servicing fee of up to 0.25% of the average daily net assets of the respective classes of the Funds.

•

The combination of the 12b-1 fees and shareholder servicing fees will not exceed 0.50% of the average daily net assets for the Class A Shares, and 1.00% of the average daily net assets of the respective classes of the Funds for the Class B and Class C Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Class B Shares of the Funds may be purchased for individual accounts only in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class B Shares, but investors may be subject to a CDSC. The CDSC will be as illustrated in the chart.

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature—Class B Shares

•

Class B Shares of the Funds will convert automatically to Class A Shares of the same Fund after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•

If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Shareholder Information

Distribution Arrangements/Sales Charges – (continued)

Class C Shares

Class C Shares of the Funds may be purchased for individual accounts in amounts of less than $100,000. There is no sales charge imposed upon purchases of Class C Shares, but investors may be subject to a CDSC. Specifically, if you redeem Class C Shares of the Funds, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed.

If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of Sales Charges—Class B Shares and Class C Shares

The following qualify for waivers of sales charges:

•	Distributions following the death or disability of a shareholder.

•	Redemptions representing the required minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70½.

•	Redemptions representing the required minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees, shareholder servicing fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, PO Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, excessive exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

          HSBC Securities Mutual Funds
          452 Fifth Avenue—2nd Floor
          New York, New York 10018

If your account is direct with the Fund, please mail your request to the address below:

          HSBC Investor Funds
          PO Box 182845
          Columbus, Ohio 43218-2845

          The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges on reinvestments. Dividends are higher for Class A Shares than for Class B and C Shares, because Class A Shares have lower operating expenses. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

Taxes

The Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds. Distributions of the long-term capital gains of either the Funds or Underlying Funds will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains, will be taxed as ordinary income.

A Fund cannot use gains distributed by one Underlying Fund to offset losses in another Underlying Fund. Redemptions of shares in an Underlying Fund, including those resulting from allocation changes, could also cause additional distributable gains to shareholders, a portion of which may be short-term capital gains distributable as ordinary income. Further, a portion of any losses on Underlying Fund share redemptions may be deferred under the “wash sale” rules. As a result of these factors, the Funds’ “fund-of-funds” structure could affect the amount, timing and character of distributions to shareholders. The Funds will also not be able to pass through from the Underlying Funds any potential benefit from the foreign tax credit.

The following information is meant as a general summary of tax matters for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•

The Conservative Strategy Fund and the Moderate Fund intend to declare and pay dividends from net investment income, if any, quarterly. The Balanced Strategy Fund and the Aggressive Strategy Fund intend to declare and pay dividends from net investment income, if any, at least annually. Net capital gains, if any, for all World Selection Funds are distributed at least annually. Unless a shareholder elects to receive them in cash, dividends and distributions will be automatically invested in additional shares of a Fund.

•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•

Current Tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 days holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. The favorable treatment of qualifying dividends and the 15% rate on long-term capital gains is currently scheduled to expire after 2010.

Shareholder Information

Dividends, Distributions and Taxes – (continued)

•

Any portion of a Fund’s dividend that is derived from interest will not qualify for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock, as described above. Instead, dividends attributable to interest will be taxed at the ordinary income tax rate applicable to the taxpayer. This may be particularly applicable to the Conservative Fund whose asset allocation favors fixed income investments. If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset that the Fund held for more than one year), you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you have held your Fund shares. Distributions of short-term capital gains (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you pay for the shares, how much you sell them for, and how long you held them.

•

Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition including replacement pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

•

You will be notified by February 15th each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income, which qualify for the 15% rate applicable to qualifying dividends on corporate stock and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009. Congress is considering whether to extend the exemption of withholding for properly designated distributions of interest and short-term capital gains for an additional year but there is no assurance that Congress will extend the provision.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account. For example, there is a penalty on certain pre-retirement distributions from retirement accounts.

Financial Highlights

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

Financial Highlights

Aggressive Strategy Fund (formerly, HSBC Investor Aggressive Growth Strategy Fund)

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends					Ratios/Supplementary Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets(c)(d)	Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2005 (i)	$10.00	(0.01)		0.61	0.60	—	—	$10.60	6.00%		$726	1.50%	(0.20)%	11.72%	49.10%
Year Ended October 31, 2006	10.60	0.01		2.01	2.02	(0.05)	(0.05)	12.57	19.15%		4,116	1.50%	0.05%	3.52%	48.46%
Year Ended October 31, 2007	12.57	—	*(g)	2.98	2.98	—	—	15.55	23.71%		7,046	1.50%	(0.03)%	2.27%	45.50%
Year Ended October 31, 2008	15.55	0.02	*	(6.05)	(6.03)	(0.90)	(0.90)	8.62	(40.92	)%(f)	4,572	1.50%	0.13%	1.98%	72.33%
Year Ended October 31, 2009	8.62	0.01	*	1.57	1.58	—	—	10.20	18.33	%(h)	5,426	1.50%	0.09%	2.16%	53.42%

CLASS B SHARES
Period Ended October 31, 2005 (j)	$10.00	(0.04)		0.61	0.57	—	—	$10.57	5.70%		$700	2.25%	(1.01)%	11.63%	49.10%
Year Ended October 31, 2006	10.57	(0.05)		1.97	1.92	(0.05)	(0.05)	12.44	18.25%		2,998	2.25%	(0.70)%	4.33%	48.46%
Year Ended October 31, 2007	12.44	(0.11	)*	2.94	2.83	—	—	15.27	22.75%		4,942	2.25%	(0.77)%	3.02%	45.50%
Year Ended October 31, 2008	15.27	(0.08	)*	(5.90)	(5.98)	(0.90)	(0.90)	8.39	(41.36	)%(f)	3,166	2.25%	(0.62)%	2.73%	72.33%
Year Ended October 31, 2009	8.39	(0.06	)*	1.53	1.47	—	—	9.86	17.52	%(h)	3,767	2.25%	(0.66)%	2.91%	53.42%

CLASS C SHARES
Period Ended October 31, 2005 (k)	$10.00	(0.05)		0.60	0.55	—	—	$10.55	5.50%		$21	2.25%	(1.15)%	9.79%	49.10%
Year Ended October 31, 2006	10.55	(0.04)		1.95	1.91	(0.05)	(0.05)	12.41	18.19%		229	2.25%	(0.69)%	4.20%	48.46%
Year Ended October 31, 2007	12.41	(0.11	)*	2.96	2.85	—	—	15.26	22.97%		528	2.25%	(0.79)%	2.99%	45.50%
Year Ended October 31, 2008	15.26	(0.08	)*	(5.89)	(5.97)	(0.90)	(0.90)	8.39	(41.32	)%(f)	319	2.25%	(0.64)%	2.73%	72.33%
Year Ended October 31, 2009	8.39	(0.05	)*	1.51	1.46	—	—	9.85	17.40	%(h)	289	2.25%	(0.59)%	2.93%	53.42%

*	Calculated based on average shares outstanding.

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Investor Portfolios.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios by the corresponding Portfolio’s portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)

During the year ended October 31, 2008, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.

(g)	Rounds to less than $0.01 or $(0.01).

(h)

During the year ended October 31, 2009, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.

(i)	Class A Shares commenced operations on February 14, 2005.

(j)	Class B Shares commenced operations on February 9, 2005.

(k)	Class C Shares commenced operations on June 9, 2005.

Financial Highlights

Balanced Strategy Fund (formerly, HSBC Investor Growth Strategy Fund)

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends						Ratios/Supplementary Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income (Loss) to Average Net Assets(c)	Ratio of Expenses to Average Net Assets(c)(d)	Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2005(f)	$10.00	0.02		0.70	0.72	—	—	—	$10.72	7.20%		$2,814	1.50%	0.42%	5.19%	69.23%
Year Ended October 31, 2006	10.72	0.07		1.69	1.76	—	(0.03)	(0.03)	12.45	16.41%		12,562	1.50%	0.87%	2.19%	80.30%
Year Ended October 31, 2007	12.45	0.11	*	2.34	2.45	(0.08)	(0.09)	(0.17)	14.73	19.92	%(g)	21,352	1.50%	0.84%	1.65%	73.45%
Year Ended October 31, 2008	14.73	0.12	*	(5.21)	(5.09)	(0.09)	(0.74)	(0.83)	8.81	(36.43	)%(h)	13,908	1.50%	0.98%	1.53%	78.59%
Year Ended October 31, 2009	8.81	0.07	*	1.55	1.62	(0.09)	—	(0.09)	10.34	18.66	%(i)	15,304	1.50%	0.84%	1.57%	47.74%

CLASS B SHARES
Period Ended October 31, 2005(j)	$10.00	(0.01)		0.79	0.78	—	—	—	$10.78	7.80%		$2,670	2.25%	(0.38)%	5.74%	69.23%
Year Ended October 31, 2006	10.78	0.02		1.66	1.68	—	(0.03)	(0.03)	12.43	15.57%		8,702	2.25%	0.11%	2.94%	80.30%
Year Ended October 31, 2007	12.43	0.01	*	2.34	2.35	(0.02)	(0.09)	(0.11)	14.67	18.98	%(g)	13,905	2.25%	0.09%	2.40%	73.45%
Year Ended October 31, 2008	14.67	0.03	*	(5.20)	(5.17)	— (l)	(0.74)	(0.74)	8.76	(36.95	)%(h)	9,516	2.25%	0.24%	2.28%	78.59%
Year Ended October 31, 2009	8.76	0.01	*	1.55	1.56	(0.01)	—	(0.01)	10.31	17.80	%(i)	11,196	2.25%	0.08%	2.31%	47.74%

CLASS C SHARES
Period Ended October 31, 2005(k)	$10.00	(0.02)		0.84	0.82	—	—	—	$10.82	8.20%		$106	2.25%	(0.55)%	5.24%	69.23%
Year Ended October 31, 2006	10.82	0.02		1.67	1.69	—	(0.03)	(0.03)	12.48	15.61%		585	2.25%	0.14%	2.90%	80.30%
Year Ended October 31, 2007	12.48	0.01	*	2.35	2.36	(0.01)	(0.09)	(0.10)	14.74	19.04	%(g)	1,273	2.25%	0.07%	2.39%	73.45%
Year Ended October 31, 2008	14.74	0.03	*	(5.22)	(5.19)	(0.01)	(0.74)	(0.75)	8.80	(36.94	)%(h)	937	2.25%	0.25%	2.29%	78.59%
Year Ended October 31, 2009	8.80	0.01	*	1.55	1.56	(0.01)	—	(0.01)	10.35	17.81	%(i)	1,507	2.25%	0.06%	2.30%	47.74%

*	Calculated based on average shares outstanding.

(a)

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Investor Portfolios, the Fund does not include expenses of the unaffiliated investment companies in which the Fund invests in.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Class A Shares commenced operations on February 8, 2005.

(g)

During the year ended October 31, 2007, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.23%, 0.24% and 0.23% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)

During the year ended October 31, 2008, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.15% and 0.15% for Class A Shares, Class B Shares and Class C Shares, respectively.

(i)

During the year ended October 31, 2009, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%, 0.11% and 0.11% for Class A Shares, Class B Shares and Class C Shares, respectively.

(j)	Class B Shares commenced operations on February 1, 2005.

(k)	Class C Shares commenced operations on April 27, 2005.

(l)	Rounds to less than $0.01.

Financial Highlights

Moderate Strategy Fund (formerly, HSBC Investor Moderate Growth Strategy Fund)

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends							Ratios/Supplementary Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Return of Capital	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses to Average Net Assets(c)(d)	Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2005(f)	$10.00	0.04		0.45	0.49	— (g)	—	—	— (g)	$10.49	4.94%		$3,241	1.50%	0.95%	4.30%	84.55%
Year Ended October 31, 2006	10.49	0.17		1.23	1.40	(0.17)	(0.01)	—	(0.18)	11.71	13.40%		11,973	1.50%	1.65%	2.12%	101.57%
Year Ended October 31, 2007	11.71	0.21	*	1.65	1.86	(0.20)	(0.10)	—	(0.30)	13.27	16.12	%(h)	20,140	1.50%	1.70%	1.60%	92.87%
Year Ended October 31, 2008	13.27	0.20	*	(4.08)	(3.88)	(0.19)	(0.50)	(0.01)	(0.70)	8.69	(30.65	)%(i)	14,226	1.48%	1.75%	1.48%	79.86%
Year Ended October 31, 2009	8.69	0.13	*	1.39	1.52	(0.12)	—	—	(0.12)	10.09	17.75	%(j)	15,909	1.44%	1.47%	1.49%	41.29%

CLASS B SHARES
Period Ended October 31, 2005(k)	$10.00	0.01		0.49	0.50	— (g)	—	—	— (g)	$10.50	5.03%		$3,604	2.25%	0.18%	5.01%	84.55%
Year Ended October 31, 2006	10.50	0.09		1.22	1.31	(0.08)	(0.01)	—	(0.09)	11.72	12.45%		10,731	2.25%	0.91%	2.87%	101.57%
Year Ended October 31, 2007	11.72	0.12	*	1.65	1.77	(0.12)	(0.10)	—	(0.22)	13.27	15.25	%(h)	16,513	2.25%	0.95%	2.35%	92.87%
Year Ended October 31, 2008	13.27	0.11	*	(4.08)	(3.97)	(0.10)	(0.50)	(0.01)	(0.61)	8.69	(31.17	)%(i)	12,354	2.23%	1.00%	2.23%	79.86%
Year Ended October 31, 2009	8.69	0.06	*	1.39	1.45	(0.06)	—	—	(0.06)	10.08	16.82	%(j)	14,230	2.19%	0.71%	2.24%	41.29%

CLASS C SHARES
Period Ended October 31, 2005(l)	$10.00	—	(g)	0.28	0.28	—	—	—	—	$10.28	2.80%		$278	2.25%	0.05%	4.69%	84.55%
Year Ended October 31, 2006	10.28	0.09		1.19	1.28	(0.08)	(0.01)	—	(0.09)	11.47	12.53%		763	2.25%	0.87%	2.83%	101.57%
Year Ended October 31, 2007	11.47	0.12	*	1.60	1.72	(0.12)	(0.10)	—	(0.22)	12.97	15.20	%(h)	1,766	2.25%	0.95%	2.33%	92.87%
Year Ended October 31, 2008	12.97	0.11	*	(3.97)	(3.86)	(0.11)	(0.50)	(0.01)	(0.62)	8.49	(31.09	)%(i)	1,408	2.23%	1.00%	2.23%	79.86%
Year Ended October 31, 2009	8.49	0.06	*	1.35	1.41	(0.06)	—	—	(0.06)	9.84	16.75	%(j)	1,488	2.19%	0.72%	2.24%	41.29%

*	Calculated based on average shares outstanding.

(a)

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Investor Portfolios, the Fund does not include expenses of the unaffiliated investment companies in which the Fund invests in.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios and unaffiliated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Class A Shares commenced operations on February 3, 2005.

(g)	Rounds to less than $0.01 or $(0.01).

(h)

During the year ended October 31, 2007, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.41%, 0.41% and 0.33% for Class A Shares, Class B Shares and Class C Shares, respectively.

(i)

During the year ended October 31, 2008, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%, 0.19% and 0.19% for Class A Shares, Class B Shares and Class C Shares, respectively.

(j)

During the year ended October 31, 2009, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.

(k)	Class B Shares commenced operations on February 1, 2005.

(l)	Class C Shares commenced operations on June 9, 2005.

Financial Highlights

Conservative Strategy Fund (formerly, HSBC Investor Conservative Growth Strategy Fund)

Selected data for a share outstanding throughout the periods indicated. (a)

		Investment Activities				Dividends						Ratios/Supplementary Data

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) from Investment Transactions	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Dividends	Net Asset Value, End of Period	Total Return(b)		Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(c)	Ratio of Expenses to Average Net Assets(c)(d)	Portfolio Turnover Rate(e)

CLASS A SHARES
Period Ended October 31, 2005(j)	$10.00	0.04		0.26	0.30	(0.01)	—	(0.01)	$10.29	2.96%		$1,054	1.50%	1.28%	8.01%	72.14%
Year Ended October 31, 2006	10.29	0.22		0.85	1.07	(0.25)	—	(0.25)	11.11	10.48%		3,069	1.50%	2.33%	3.22%	96.58%
Year Ended October 31, 2007	11.11	0.29	*	1.03	1.32	(0.27)	(0.12)	(0.39)	12.04	12.13	%(g)	6,669	1.50%	2.52%	2.06%	88.67%
Year Ended October 31, 2008	12.04	0.24	*	(2.93)	(2.69)	(0.25)	(0.26)	(0.51)	8.84	(23.17	)%(h)	4,747	1.50%	2.24%	1.72%	68.74%
Year Ended October 31, 2009	8.84	0.14	*	1.16	1.30	(0.13)	—	(0.13)	10.01	14.95	%(i)	5,059	1.50%	1.53%	1.62%	34.40%

CLASS B SHARES
Period Ended October 31, 2005(k)	$10.00	0.03		0.16	0.19	— (f)	—	— (f)	$10.19	1.92%		$1,306	2.25%	0.53%	9.21%	72.14%
Year Ended October 31, 2006	10.19	0.15		0.83	0.98	(0.16)	—	(0.16)	11.01	9.65%		2,567	2.25%	1.54%	3.98%	96.58%
Year Ended October 31, 2007	11.01	0.20	*	1.05	1.25	(0.20)	(0.12)	(0.32)	11.94	11.51	%(g)	4,928	2.25%	1.77%	2.82%	88.67%
Year Ended October 31, 2008	11.94	0.16	*	(2.91)	(2.75)	(0.17)	(0.26)	(0.43)	8.76	(23.76	)%(h)	4,348	2.25%	1.48%	2.48%	68.74%
Year Ended October 31, 2009	8.76	0.07	*	1.15	1.22	(0.07)	—	(0.07)	9.91	14.05	%(i)	4,907	2.25%	0.77%	2.38%	34.40%

CLASS C SHARES
Period Ended October 31, 2005(l)	$10.00	0.03		0.38	0.41	—	—	—	$10.41	4.10%		$82	2.25%	0.66%	7.94%	72.14%
Year Ended October 31, 2006	10.41	0.15		0.85	1.00	(0.17)	—	(0.17)	11.24	9.66%		320	2.25%	1.56%	3.92%	96.58%
Year Ended October 31, 2007	11.24	0.21	*	1.11	1.32	(0.19)	(0.12)	(0.31)	12.25	11.97	%(g)	437	2.25%	1.78%	2.85%	88.67%
Year Ended October 31, 2008	12.25	0.16	*	(2.98)	(2.82)	(0.17)	(0.26)	(0.43)	9.00	(23.73	)%(h)	430	2.25%	1.46%	2.48%	68.74%
Year Ended October 31, 2009	9.00	0.07	*	1.18	1.25	(0.07)	—	(0.07)	10.18	13.97	%(i)	485	2.25%	0.78%	2.37%	34.40%

*	Calculated based on average shares outstanding.

(a)

The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the applicable HSBC Investor Portfolios, the Fund does not include expenses of the unaffiliated investment companies in which the Fund invests in.

(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.

(c)	Annualized for periods less than one year.

(d)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(e)

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Portfolios and unaffilated investment companies by their corresponding portfolio turnover rates. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(f)	Rounds to less than $0.01.

(g)

During the year ended October 31, 2007, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.44%, 0.47% and 0.48% for Class A Shares, Class B Shares and Class C Shares, respectively.

(h)

During the year ended October 31, 2008, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%, 0.19% and 0.19% for Class A Shares, Class B Shares and Class C Shares, respectively.

(i)

During the year ended October 31, 2009, certain HSBC Investor Portfolios in which the Fund invests in received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08%, 0.08% and 0.08% for Class A Shares, Class B Shares and Class C Shares, respectively.

(j)	Class A Shares commenced operations on February 23, 2005.

(k)	Class B Shares commenced operations on February 17, 2005.

(l)	Class C Shares commenced operations on April 19, 2005.

PRIVACY POLICY FOR HSBC INVESTOR FUNDS

This privacy policy notice summarizes the collection and disclosure of nonpublic personal information (“Information’’) of customers (“you’’) of the HSBC Investor Family of Funds (“we’’ or “us’’). If you are an individual shareholder of record of any series of the Funds, we consider you to be a customer of the HSBC Investor Family of Funds. Shareholders purchasing or owning shares of any of the HSBC Investor Family of Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies.

We collect the following categories of Information about you

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

We disclose Information about you to the following types of third parties

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, NA, HSBC Global Asset Management (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

This is not part of the prospectus

For more information about the World Selection Funds, the following documents are available free upon request:

Annual/Semiannual Reports:

The World Selection Funds’ annual and semi-annual reports to shareholders contain additional information on the World Selection Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the World Selection Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the World Selection Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the World Selection Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds of the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the World Selection Funds, by contacting a broker or bank through which shares of the World Selection Funds may be purchased or sold or contact the World Selection Funds at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-800-782-8183

You can review and copy the World Selection Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get text-only copies:

•

For a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090 or 1-800-SEC-0330,

• Free from the Commission’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

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